Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Their Accumulated Amortization

The intangible assets and their accumulated amortization were as follows:

	As of December 31,
	2011	2012
Intangible assets subject to amortization:
Customer base	$12,156	$14,360
Contract backlog	1,942	2,462
Non-compete agreements	738	1,158
Software copyright	925	2,552
Trademark	4	4

	15,765	20,536

Less: Accumulated amortization
Customer base	(8,688)	(10,864)
Contract backlog	(1,827)	(2,319)
Non-compete agreements	(205)	(398)
Software copyright	(356)	(1,008)
Trademark	(1)	(2)

	(11,077)	(14,591)

Intangible assets, net	$4,688	$5,945